Shareholder Fees	Jan. 23, 2026 USD ($)
Renaissance IPO ETF | Renaissance IPO ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Renaissance International IPO ETF | Renaissance International IPO ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0